Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Other Comprehensive Income

	2021
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	(6)	—	(6)	—	(6)
Currency translation adjustment disposed	—	4	—	4	—	4
Attributable tax	—	—	10	10	—	10

Items that are not reclassified to the income statement
Fair value gain on other financial assets	24	—	—	24	—	24
Attributable tax	—	—	(3)	(3)	—	(3)
Remeasurement of retirement benefit obligations - Group	—	—	149	149	—	149
Attributable tax	—	—	(61)	(61)	—	(61)

Other comprehensive income/(expense) for the year	24	(2)	95	117	—	117

	2020
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	(109)	—	(109)	—	(109)
Currency translation adjustment disposed	—	(70)	—	(70)	—	(70)
Attributable tax	—	—	(13)	(13)	—	(13)

Items that are not reclassified to the income statement
Fair value gain on other financial assets	14	—	—	14	—	14
Attributable tax	—	—	(6)	(6)	—	(6)
Remeasurement of retirement benefit obligations - Group	—	—	(23)	(23)	—	(23)
Attributable tax	—	—	2	2	—	2

Other comprehensive income/(expense) for the year	14	(179)	(40)	(205)	—	(205)

	2019
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	(113)	—	(113)	—	(113)
Net exchange differences on translation of foreign operations – associates	—	(2)	—	(2)	—	(2)
Currency translation adjustment disposed	—	4	—	4	—	4
Attributable tax	—	—	5	5	—	5

Items that are not reclassified to the income statement
Fair value gain on other financial assets	20	—	—	20	—	20
Attributable tax	—	—	(4)	(4)	—	(4)
Remeasurement of retirement benefit obligations – Group	—	—	(145)	(145)	—	(145)
Remeasurement of retirement benefit obligations – associates	—	—	(4)	(4)	—	(4)
Attributable tax	—	—	22	22	—	22

Other comprehensive (expense)/income for the year	20	(111)	(126)	(217)	—	(217)